Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash	$ 196,431	$ 111,878	$ 43,377
Accounts receivable, net of allowance for doubtful accounts of $82,942, $64,812 $6,318 at September 30, 2015, December 31, 2014 and 2013, respectively	652,792	419,664	75,071
Unbilled revenue	619,817	329,315
Other current assets	264,156	59,215	8,878
Total current assets	1,733,196	920,072	127,326
Property, website and equipment, net of accumulated depreciation of $1,530,492, $1,419,215 and $1,102,939 at September 30, 2015, December 31, 2014 and 2013, respectively	905,096	856,030	461,499
Goodwill	$ 27,678,583	25,544,581	3,646,994
Deferred financing costs		101,897	347,764
TOTAL ASSETS	$ 30,316,875	27,422,580	4,583,583
CURRENT LIABILITIES:
Accounts payable	2,848,947	2,229,944	1,085,122
Accounts payable - related party	887,679	748,120	657,806
Contingent consideration	379,683	943,746
Accrued expenses and other current liabilities	2,422,393	$ 2,050,070	1,517,763
Funds held in trust	110,154
Operating line of Credit	360,000	$ 475,000	475,000
Bank loans	226,524	148,006
Deferred revenue	192,658	55,382	71,836
Deferred rent	376,156	$ 368,509
Derivative liability	2,811,485
Current portion of note payable, net of discount	7,247	$ 261,267	318,711
Current portion of convertible note payable, net of discount	1,903,739	1,042,904	650,762
Current portion of note payable - related parties, net of discount	231,081	281,644	285,860
Total current liabilities	12,757,746	8,604,592	5,062,860
Other Long-term obligations	$ 70,601	101,256	155,895
Contingent consideration		310,937
Non-current portion of note payable, net of discount	$ 4,192	8,177	13,598
Total Non-Current Liabilities	74,793	420,370	169,493
TOTAL LIABILITIES	$ 12,832,539	$ 9,024,962	$ 5,232,353
Commitments and contingencies
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock, $0.001 par value, 20,000,000 shares authorized, 42,000 issued and outstanding as of September 30, 2015 , December 31, 2014 and December 31, 2013 respectively.	$ 42	$ 41	$ 41
Common stock, $0.001 par value, 300,000,000 shares authorized, 3,485,487 and 2,230,670 issued and outstanding at September 30, 2015 and December 31, 2014 and 175,000,000 shares authorized, 992,885 issued and outstanding at December 31, 2013 respectively.	3,486	2,229	$ 992
Subscription receivable	(168,000)	(168,000)
Accumulated other comprehensive loss	(1,420,074)	(1,441,630)	$ (5,244)
Additional paid-in capital	75,679,027	65,953,504	17,039,401
Accumulated deficit	(56,610,145)	(45,948,526)	(17,683,960)
Total stockholders' equity (deficit)	17,484,336	18,397,618	(648,770)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 30,316,875	$ 27,422,580	$ 4,583,583